UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2012

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholder,

As of April 30, 2012, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $15.64 per share.  Total return (including a $0.17196 per share dividend) for the six months ended April 30, 2012 was 7.53 percent.  This compares with a total return of 12.44 percent for the unmanaged Wilshire 5000 Index and 12.77% for the S&P 500® Index for the same period.

During the first half of the fiscal year, two technology related names (Opnet and Sandisk) were a meaningful drag on results, particularly later in the period, after reporting disappointing earnings for the first calendar quarter of 2012.  Ongoing cash and corporate bond holdings also weighed on relative returns in an up market.  On the positive side, our broad exposure in industrial, telecom and health care names boosted results.  Our outsized position in Comcast led the way in the telecom group, posting a total return of nearly 31% for the period.

Annualized total return for the one year period ended April 30, 2012 was 4.34 percent, compared to 3.31 percent for the Wilshire 5000 and 4.76 percent for the S&P 500® Index.  Annualized total return for the three years ended April 30, 2012 was 18.57 percent, compared to 20.01 percent for the Wilshire 5000 and 19.46 percent for the S&P 500® Index.  Over the five year period ended April 30, 2012, the Fund’s annualized total return was -0.23 percent, while the Wilshire 5000 Index’s annualized return was 1.56 percent and the S&P 500® Index’s annualized return was 1.01 percent.  Since inception on December 31, 2001 through April 30, 2012, the Fund has produced a total return of 6.44 percent annualized (90.51 percent cumulative), compared to 4.95 percent annualized (64.64 percent cumulative) for the Wilshire 5000 Index and 3.95 percent annualized (49.19 percent cumulative) for the S&P 500® Index.  The total annual gross operating expense ratio for the Fund is 1.66%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  The Fund imposes a 2.00% redemption fee on shares held for one hundred and eighty days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.  Performance figures reflect fee waivers in effect.  In the absence of waivers, total returns would be lower.

With each succeeding shareholder letter, I feel more and more like Bill Murray in the movie “Groundhog Day”.  For those who haven’t seen it, Murray played Phil Connors, a Pittsburgh weatherman stuck in an endless loop of daily reports on Punxsutawney Phil.  After some hedonistic adventures and several suicide attempts, Connors finally begins to examine his life and priorities.  While providing none of the laughs of this classic Murray tragicomedy, the loopy gyrations of the S&P 500® Index since early 2008 have left it within one percent of its value from four years ago.  Perhaps some serious self-examination is in order?

We’ve said for many months that the themes of halting U.S. recovery, repeated central bank money creation and European financial can-kicking are unlikely to fade any time soon.  We’re saying it again; grinding deflation remains the order of the day.  There are some signs of progress in working down the bad debts from the last cycle, but the gains are slow in coming.  The domestic housing market continues to heal, with the rate of depreciation for the average U.S. home climbing back toward zero over the past several months.  Our guess is that housing is 90%

Fort Pitt Capital Total Return Fund

of the way to stability.  The steady appreciation of the post-WWII period is not coming back, however, and the sooner the banks begin to liquidate overhanging inventory, the sooner they can begin lending again to help boost the economy out of its multi-year funk.

As for Europe, we said the following nearly two years ago, and it still applies:

“…the European Monetary Union (EMU) is in disarray over debt problems in Ireland, Portugal and Spain.  Several of these peripheral nations may eventually be forced to leave the EMU in order to regain control of domestic monetary policy and repay their debts in devalued punts, escudos and pesetas.  This would likely create steady appreciation in the dollar, and additional “safe-haven” flows into U.S. Treasury Bonds.”

Like housing, Europe may be nearing a resolution to its problems, but not necessarily in a good way.  Deposit runs at Greek, Spanish and Italian banks have brought acute fiscal issues to a head.  Germany and (to a lesser degree) France, the chief beneficiaries of the Eurocurrency since inception, must now decide if reversing some of these benefits (in the form of debt forgiveness and ongoing fiscal support) is worth it to keep the “Grand Experiment” alive.  Fears that default by a Eurozone member could trigger counterparty risks for U.S. financial institutions recently came back to hurt domestic bank shares after a strong first-quarter rally.  Notwithstanding this fact, we view U.S. assets as the best house in a bad neighborhood.  Apparently the rest of the world agrees, as the flight to safety in U.S. Treasury bonds continues.  Yields on the domestic ten-year bond recently hit all-time lows.

We hate to sound like a broken record (the scenes in Groundhog Day where Bill Murray repeatedly smashes his alarm clock are hilarious, by the way), but fundamentally not much has changed in the past couple years to alter our rather tepid view of the investing world.  However, the detritus from the last cycle will eventually be cleared away and economic spring should return.  In the meantime, like Phil (the groundhog) we continue to “hunker down” in investments characterized by high current income and a history of steady cash flows, selling at reasonable prices.

Thank you for your continued support of our Fund.

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.  It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investment section of this report.

The Fort Pitt Capital Total Return Fund is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/11 – 4/30/12).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% per the operating expenses limitation agreement.  Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at April 30, 2012 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12
Actual	$1,000.00	$1,075.30	$6.40
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.70	$6.22

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at April 30, 2012 (Unaudited)

COMMON STOCKS – 80.52%	Shares	Value
Apparel Manufacturing – 2.62%
VF Corp.	6,800	$1,033,940
Broadcasting (except Internet) – 4.63%
Comcast Corp. – Class A	60,400	1,831,932
Chemical Manufacturing – 4.97%
Allergan, Inc.	12,900	1,238,400
Pfizer, Inc.	31,595	724,473
		1,962,873
Computer and Electronic Product Manufacturing – 5.02%
Dell, Inc.*	18,000	294,660
SanDisk Corp.*	28,350	1,049,233
Texas Instruments, Inc.	20,000	638,800
		1,982,693
Credit Intermediation and Related Activities – 5.90%
Bank of New York Mellon Corp.	16,300	385,495
F.N.B. Corp.	48,700	552,745
PNC Financial Services Group, Inc.	21,000	1,392,720
		2,330,960
Fabricated Metal Product Manufacturing – 1.20%
Parker Hannifin Corp.	5,400	473,526
Furniture and Related Product Manufacturing – 1.03%
Tempur-Pedic International, Inc.*	6,900	405,996
Insurance Carriers and Related Activities – 7.30%
Arthur J. Gallagher & Co.	30,000	1,126,800
Erie Indemnity Co. – Class A	6,800	522,920
Loews Corp.	30,000	1,233,900
		2,883,620
Machinery Manufacturing – 4.65%
General Electric Co.	61,400	1,202,212
Joy Global, Inc.	9,000	636,930
		1,839,142
Miscellaneous Manufacturing – 2.21%
Medtronic, Inc.	22,900	874,780
Oil and Gas Extraction – 2.25%
El Paso Corp.	30,000	890,100

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2012 (Unaudited)

COMMON STOCKS – 80.52% (Continued)	Shares	Value
Paper Manufacturing – 2.13%
Kimberly-Clark Corp.	10,750	$843,553
Petroleum and Coal Products Manufacturing – 2.96%
BP PLC – ADR	27,000	1,172,070
Primary Metal Manufacturing – 1.16%
Alcoa, Inc.	7,000	68,110
Matthews International Corp. – Class A	13,000	390,000
		458,110
Professional, Scientific, & Technical Services – 2.03%
Amgen, Inc.	11,300	803,543
Publishing Industries (except Internet) – 8.08%
CA, Inc.	49,100	1,297,222
Microsoft Corp.	40,600	1,300,012
OPNET Technologies, Inc.	25,800	597,528
		3,194,762
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.45%
The Charles Schwab Corp.	40,000	572,000
Telecommunications – 11.16%
AT&T, Inc.	55,000	1,810,050
Consolidated Communications Holdings, Inc.	33,185	642,130
Verizon Communications, Inc.	32,600	1,316,388
Windstream Corp.	57,000	640,680
		4,409,248
Transportation Equipment Manufacturing – 6.67%
The Boeing Co.	15,650	1,201,920
Honeywell International, Inc.	23,650	1,434,609
		2,636,529
Utilities – 3.10%
FirstEnergy Corp.	26,200	1,226,684
TOTAL COMMON STOCKS
(Cost $24,304,650)		31,826,061

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS – 3.92%	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond Fund	8,300	$966,784
iShares MSCI Japan Index Fund	60,000	584,400
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,542,549)		1,551,184
SHORT-TERM INVESTMENTS – 15.59%
Money Market Funds – 6.73%
Goldman Sachs Financial Square Funds –
Prime Obligations Fund, 0.12%†	709,739	709,739
Invesco STIC – Liquid Assets Portfolio –
Institutional Class, 0.17%†	1,952,145	1,952,145
		2,661,884

	Principal
	Amount
U.S. Treasury Bills – 8.86%
United States Treasury Bill, 0.03%, due 6/28/12+	$3,500,000	3,499,824
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,161,708)		6,161,708
Total Investments
(Cost $32,008,907) – 100.03%		39,538,953
Liabilities in Excess of Other Assets – (0.03)%		(13,624)
NET ASSETS – 100.00%		$39,525,329

*	Non-income producing security.
†	Rate shown is the 7-day yield at April 30, 2012.
+	Rate shown is the discount rate at April 30, 2012.
ADR – American Depository Receipt

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2012 (Unaudited)

ASSETS
Investments, at market value (cost $32,008,907)	$39,538,953
Receivable for Fund shares sold	5,837
Dividends and interest receivable	68,814
Prepaid expenses	13,610
Total assets	39,627,214

LIABILITIES
Due to advisor	24,787
Fund shares redeemed	21,896
Administration and fund accounting fees	15,657
Audit fees	8,592
Transfer agent fees and expenses	18,516
Pricing fees	727
Legal fees	1,537
Custody fees	475
Shareholder reporting fees	4,469
Chief Compliance Officer fee	4,785
Accrued expenses	444
Total liabilities	101,885

NET ASSETS	$39,525,329

COMPONENTS OF NET ASSETS
Paid-in capital	$32,325,485
Undistributed net investment income	168,779
Accumulated undistributed net realized loss on investments	(498,981)
Net unrealized appreciation on investments	7,530,046
Total net assets	$39,525,329
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,526,936
Net Asset Value, Redemption Price and Offering Price Per Share	$15.64

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$477,993
Interest	2,099
Total investment income	480,092

Expenses
Advisory fees (Note 4)	186,681
Administration fees (Note 4)	31,772
Transfer agent fees and expenses (Note 4)	27,561
Registration fees	11,113
Audit fees	8,546
Legal fees	5,654
Shareholder reporting	3,666
Custody fees (Note 4)	3,610
Trustee fees	3,012
Chief Compliance Officer fees (Note 4)	2,829
Other	1,951
Pricing fees	1,280
Total expenses before waiver	287,675
Less: fee waiver from Advisor (Note 4)	(56,191)
Net expenses	231,484
Net investment income	248,608

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	102,453
Change in unrealized appreciation on investments	2,395,367
Net realized and unrealized gain on investments	2,497,820
Net increase in net assets resulting from operations	$2,746,428

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
OPERATIONS
Net investment income	$248,608	$394,894
Net realized gain on investments	102,453	499,090
Change in unrealized appreciation on investments	2,395,367	3,296,514
Net increase in net assets resulting from operations	2,746,428	4,190,498

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(420,337)	(345,322)
Total distributions	(420,337)	(345,322)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,273,059	2,084,271
Proceeds from shares issued in reinvestment of dividends	419,309	344,371
Cost of shares redeemed *	(1,285,987)	(3,692,544)
Net increase/(decrease) in net assets resulting
from capital share transactions	1,406,381	(1,263,902)

Total increase in net assets	3,732,472	2,581,274

NET ASSETS
Beginning of period	35,792,857	33,211,583

End of period	$39,525,329	$35,792,857

Undistributed net investment income	$168,779	$340,508

CHANGES IN SHARES OUTSTANDING
Shares sold	150,638	146,629
Shares issued in reinvestment of dividends	29,404	24,793
Shares redeemed	(85,324)	(259,825)
Net increase/(decrease) in Fund shares outstanding	94,718	(88,403)
Shares outstanding, beginning of period	2,432,218	2,520,621
Shares outstanding, end of period	2,526,936	2,432,218

*Net of redemption fees of $2,276 and $2,769, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

	For the Six
	Months Ended
	April 30, 2012		For the Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value,
beginning of period	$14.72		$13.18	$11.38	$10.48	$17.53	$16.61
Income (loss) from
investment operations:
Net investment income	0.10		0.16	0.13	0.16	0.15	0.12
Net realized and unrealized
gain (loss) on investments	0.99		1.52	1.82	0.88	(6.66)	1.43
Total from
investment operations	1.09		1.68	1.95	1.04	(6.51)	1.55
Less dividends and distributions:
Dividends from
net investment income	(0.17)		(0.14)	(0.15)	(0.14)	(0.14)	(0.12)
Distributions from
net realized gains	—		—	—	—	(0.40)	(0.51)
Total dividends
and distributions	(0.17)		(0.14)	(0.15)	(0.14)	(0.54)	(0.63)
Redemption fees:	0.00#		0.00#	0.00#	0.00#	0.00#	0.00#
Net asset value, end of period	$15.64		$14.72	$13.18	$11.38	$10.48	$17.53
Total return1	7.53	%2	12.80%	17.27%	10.21%	-38.19%	9.54%
Supplemental data and ratios:
Net assets, end of period	$39,525,329		$35,792,857	$33,211,583	$30,319,941	$29,759,988	$50,835,914
Ratio of net expenses to
average net assets:
Before expense
reimbursement
and waivers	1.54	%3	1.96%	2.20%	2.22%	1.88%	1.68%
After expense
reimbursement
and waivers	1.24	%3	1.24%	1.24%	1.24%	1.24%	1.36%
Ratio of net investment
income to average net assets:
Before expense
reimbursement
and waivers	1.03	%3	0.41%	0.09%	0.56%	0.36%	0.42%
After expense
reimbursement
and waivers	1.33	%3	1.13%	1.05%	1.54%	1.00%	0.73%
Portfolio turnover rate	2	%2	5%	7%	8%	14%	10%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2009-2011, or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	Redemption Fee: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held 180 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

During the period ending April 30, 2012, the Fund retained $2,276 in redemption fees.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Fund’s investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$5,786,580	$—	$—	$5,786,580
Information	9,435,942	—	—	9,435,942
Manufacturing	13,683,212	—	—	13,683,212
Mining	890,100	—	—	890,100
Professional, Scientific,
and Technical Services	803,543	—	—	803,543
Utilities	1,226,684	—	—	1,226,684
Total Common Stocks	31,826,061	—	—	31,826,061
Exchange-Traded Funds	1,551,184	—	—	1,551,184
U.S. Treasury Bills	—	3,499,824	—	3,499,824
Short-Term Investments	2,661,884	—	—	2,661,884
Total Investments in Securities	$36,039,129	$3,499,824	$—	$39,538,953

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the six months ended April 30, 2012.

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between level 1 and level 2, and the reasons for the transfers, ii) for level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2012, Fort Pitt Capital Group, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended April 30, 2012, the Fund incurred $186,681 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.24% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2012, the Advisor reduced its fees in the amount of $56,191; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $889,530 at April 30, 2012.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2012	$273,164
2013	307,960
2014	252,215
2015	56,191
$889,530

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2012, the Fund incurred $31,772, $9,910, and $3,610 in administration and fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

For the six months ended April 30, 2012, the Fund was allocated $2,829 of the Chief Compliance Officer fee.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $711,118 and $783,796, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 were as follows:

	April 30, 2012	October 31, 2011
Ordinary income	$420,337	$345,322

As of October 31, 2011, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$30,496,127
Gross tax unrealized appreciation	7,866,237
Gross tax unrealized depreciation	(2,742,365)
Net tax unrealized appreciation	5,123,872
Undistributed ordinary income	340,508
Undistributed long-term capital gain	—
Total distributable earnings	340,508
Other accumulated gains/(losses)	(590,627)
Total accumulated earnings/(losses)	$4,873,753

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At October 31, 2011, the Fund had a capital loss carry forward of $590,627, which expires in 2017.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-688-8775 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2011 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/3/12

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   7/3/12

* Print the name and title of each signing officer under his or her signature